Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 4,932,048	$ 6,911,592
Restricted cash	25,875,556	15,233,933
Short-term investments		8,610,796
Accounts receivable, net	6,939,352	3,727,017
Inventory	30,348
Loan receivable due from third parties	17,670,652	5,952,223
Due from related parties	94,023	2,906
Other current assets	3,502,550	2,305,642
Other receivables	3,545,753
Total Current Assets	62,590,282	42,744,109
Pledged deposits	462,835	5,597,017
Property and equipment, net	65,073	852,525
Intangible assets, net	3,977,867	4,876,228
Right of use assets	346,017	400,720
Goodwill	261,087
Other noncurrent assets		918,683
Total Assets	67,703,161	55,389,282
Current Liabilities
Customer pledged deposits	7,664	7,176
Unearned income	130,772	114,615
Reserve for financial guarantee losses	579,364	453,489
Dividends payable	480,000	480,000
Tax payable	1,767,214	1,122,155
Due to related parties	281,369	280,714
Warrant liabilities	13,977	19,938
Operating lease liabilities, current portion	191,643	106,136
Accrued expenses and other liabilities	1,642,060	710,865
Bank loans	8,826,054
Total Current Liabilities	13,920,117	3,295,088
Operating lease liabilities, noncurrent portion	102,767	265,797
Deferred tax liabilities	793,848	1,735,576
Total Liabilities	14,816,732	5,296,461
Commitments and Contingencies
Shareholders’ Equity
Ordinary Share (no par value, unlimited shares authorized; 25,287,851 and 25,287,851 shares issued and outstanding as of December 31, 2020 and 2019, respectively)
Additional paid-in capital	3,312,189	3,312,189
Statutory reserve	202,592	658,662
Accumulated deficit	(14,330,288)	(12,407,304)
Accumulated other comprehensive income (loss)	2,310,369	(7,906)
Total Roan Holdings Group Co., Ltd.’s Shareholders’ Equity	33,607,921	32,982,300
Noncontrolling interests	19,278,508	17,110,521
Total Equity	52,886,429	50,092,821
Total Liabilities and Equity	67,703,161	55,389,282
Class A Convertible Preferred Shares
Shareholders’ Equity
Convertible preferred shares, value	11,025,327	10,338,927
Class B Convertible Preferred Shares
Shareholders’ Equity
Convertible preferred shares, value	$ 31,087,732	$ 31,087,732